Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes	12 Months Ended
Mar. 31, 2015
Software and Software Development Costs [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	5 years
Minimum [Member] | Equipment [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	2 years
Minimum [Member] | Leasehold Improvements [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	4 years
Minimum [Member] | Assets Held under Capital Leases [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	4 years
Maximum [Member] | Equipment [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	20 years
Maximum [Member] | Building [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	20 years
Maximum [Member] | Leasehold Improvements [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	20 years
Maximum [Member] | Software and Software Development Costs [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	5 years
Maximum [Member] | Assets Held under Capital Leases [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) - Useful Lives for Depreciation and Amortization by Major Asset Classes [Line Items]
Property, plant and equipment, useful lives	6 years